Basis of Presentation and General Information (Details Narrative) - USD ($)	11 Months Ended	12 Months Ended
	Nov. 18, 2013	Dec. 31, 2021	Dec. 31, 2020
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation		May 30, 2013
Working capital deficit		$ 13,800,000	$ 35,700,000
Dynagas Holding Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage		42.40%
Dynagas Holding Ltd [Member] | $30 million Sponsor Facility [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Line of credit facility, maximum borrowing capacity	$ 30,000,000	$ 30,000,000
Line of Credit Facility, Expiration Date		November 2023
General Partner [Member] | Dynagas Holding Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
General Partner Interest in Dynagas LNG Partners LP		0.10%
IPO [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of initial public offering (IPO)		November 18, 2013
IPO [Member] | Common [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Limited Partners Capital Account Units Offered	8,250,000
Shares Issued, Price Per Share	$ 18.00
IPO [Member] | Common [Member] | Dynagas Holding Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Limited Partners Capital Account Units Offered	4,250,000
Shares Issued, Price Per Share	$ 18.00